JD Digits reorganization	12 Months Ended
Dec. 31, 2019
JD Digits reorganization
JD Digits reorganization
6. JD Digits reorganization
In the first half of 2017, the Group entered into a series of definitive agreements relating to the reorganization of JD Digits. Pursuant to the definitive agreements, the Group disposed all its equity stake of 68.6% in JD Digits so that it holds neither legal ownership nor effective control of JD Digits, received RMB14.3 billion in cash and is entitled to a royalty and software technical services fee of 40%
of the future pre-tax profit of JD Digits when JD Digits has a positive pre-tax income on a cumulative basis. In addition, the Group would be able to convert its profit sharing right with respect to JD Digits into 40% of JD Digits’s equity interest, subject to applicable regulatory approvals. Mr. Richard Qiangdong Liu, the Group’s Chairman of the Board and

the
Chief Executive Officer, also participated in the reorganization of JD Digits, and purchased an equity stake of JD Digits at the same price as third-party investors and pursuant to the same set of definitive agreements. Mr. Richard Qiangdong Liu also obtained majority voting rights in JD Digits through his equity stake and act-in-concert
arrangement with other investors and participants

of employee stock ownership plan. The
transaction was completed by June 30, 2017 and all of the cash consideration was received in
2017.
 After JD Digits’s additional round of financing in 2018, the Group’s percentage of Digits’s pre-tax profit sharing has been diluted to approximately 36
%, and if permitted by the regulation, the Group is entitled to convert its profit-sharing right into approximately 36% of JD Digits’s equity interest.
Because the Group is entitled to a royalty and software technical services fee of 40% of the future pre-tax
profit of JD Digits when JD Digits has a positive
pre-tax
income on a cumulative basis, and therefore the Group is considered to have a variable interest in JD Digits even though the Group has no equity interest in JD Digits. As the Group shares a large portion of JD Digits’s expected residual returns, it limits the right
s
of holders of the equity investment at risk to receive JD Digits’s expected residual returns, hence, JD Digits is a VIE of the Group.
Mr. Richard Qiangdong Liu holds a minority equity stake in JD Digits, and obtains majority voting rights in JD Digits through his equity stake and voting arrangements, possesses the power to direct the activities of JD Digits that would most significantly impact its economic performance, and also exposes to benefits and losses of JD Digits. As a result, JD Digits is an unconsolidated VIE of the Group as the Group is not considered the primary beneficiary of JD Digits.
Hence upon the completion of the transaction on June 30, 2017, JD Digits was deconsolidated from the Group as a result of the reorganization. The Group and JD Digits are both controlled by Mr. Richard Qiangdong Liu before and after the transaction, so the disposal of JD Digits was achieved through an under the common control transaction, accordingly, the gain of RMB14,193,481 from the disposal of JD Digits was recorded in equity account as additional paid-in
capital. The gain represented the excess of cash consideration, net of taxes, over the net carrying value of the disposed equity stake in JD Digits.
The disposal of JD Digits has met the discontinued operation criteria. However, given the facts that the disposal is achieved through an under common control transaction, and therefore the held-for-sale
and discontinued operation presentation can only be adopted upon the disposal date, which is June 30, 2017.
The Group has classified the historical financial results of JD Digits as discontinued operations in the Group’s consolidated statements of operations and comprehensive income/(loss) for the period presented prior to July 1, 2017.
The following tables set forth the results of operations and cash flows of discontinued operations, which were included in the Group’s consolidated financial statements:

For the year ended December 31, 2017 (*)
RMB
Net revenues	2,392,903
Operating expenses	(2,067,622)

Income from operations of discontinued operations	325,281
Other expenses	(316,245)

Income from discontinued operations before tax	9,036
Income tax expenses	(2,121)

Net income from discontinued operations, net of tax	6,915
Net loss from discontinued operations attributable to non-controlling interests shareholders	(5,030)
Net income from discontinued operations attributable to mezzanine equity classified as non-controlling interests shareholders	281,021

Net loss from discontinued operations attributable to ordinary shareholders	(269,076)

For the year ended December 31, 2017 (*)
RMB
Net cash used in discontinued operating activities	(2,485,741)
Net cash used in discontinued investing activities	(17,871,171)
Net cash provided by discontinued financing activities	14,054,620
(*)	Included financial results of discontinued operations from January 1, 2017 to June 30, 2017.
There were
no
profit sharing payments recognized in the Group’s consolidated financial statements after the JD Digits reorganization as JD Digits was in a loss position on a cumulative basis.
According to the JD Digits reorganization arrangements, upon certain redemption events of JD Digits, and on the premise that JD Digits is the first obligator, the Group and Suqian Dongtai Jinrong Investment Management Center, an entity controlled by Mr. Richard Qiangdong Liu further has the obligation to make up the remaining gap (if any) of the redemption price to the shareholders of JD Digits when all other means are exhausted, and such amount the Group needs to pay will be capped by the proceeds from the sales of the Group’s shares of JD Digits if the Group becomes a shareholder of JD Digits or the liquidity payment the Group would receive upon the liquidity events. As the Group and JD Digits are under common control of Mr. Richard Qiangdong Liu, the Group is therefore exempted from recording a guarantee liability in its consolidated financial statements. Based on the Group’s assessment, the chance to settle the guarantee obligation by the Group is remote as of December 31, 2017, 2018 and 2019.
As disclosed above, the Group’s exposure to pay the redemption price is limited to the proceeds from the sales of the Group’s shares of JD Digits or the liquidity event payment the Group received upon the certain liquidity events. And the Group’s maximum exposure to loss as a result of its involvement with JD Digits relates to net amounts due from JD Digits were RMB12,076,035
,
R
MB3,902,238 and RMB1,728,568 as of
December 31, 2017, 2018 and 2019, respectively (Note 30).